Short-Term Bank Borrowings	6 Months Ended
Jun. 30, 2024
Short-Term Bank Borrowings [Abstract]
Short-term bank borrowings
12.	Short-term bank borrowings

In July 2021, the Group borrowed a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see Note 10) and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd. (“Suzhou Chaxiaobai”). The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai. In December 2021, the Group repaid RMB15,400 among the loan from Zhejiang Chouzhou Commercial Bank borrowed in 2021. In July 2022, the Group fully repaid the remaining balance of a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank of RMB84,600.

In August 2022, the Group borrowed a 6-month loan of RMB30,000 from Bank of China, at annual interest rate of 3.80%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB44,889 as of December 31, 2022.The loan of RMB30,000 from Bank of China was fully repaid in February 2023.